Share-Based Payment - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 21, 2015 shares	Apr. 30, 2015 shares	Dec. 31, 2017 CNY (¥) Installment ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity interests held by founders			50.00%
Total intrinsic value of options exercised | ¥			¥ 1,695		¥ 262		¥ 0
Weighted average grant date fair value of options granted | ¥ / shares			¥ 11.22		¥ 5.67		¥ 5.43
IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expenses | ¥			¥ 44,216
2015 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥			4,713		¥ 394		¥ 2,632
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥			¥ 6,611		¥ 6,499		¥ 5,757
Number of restricted shares granted			0	0	0	0
Recognized compensation expense service period			4 years	4 years
Aggregate fair value of restricted shares | ¥			¥ 25,397
Non-vested shares measured at fair value of ordinary shares | (per share)			¥ 5.36						$ 0.84
Unrecognized compensation cost | ¥			¥ 6,977
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized			1 year 1 month 6 days	1 year 1 month 6 days
Number of shares cancelled or forfeited			0	0	0	0
Restricted Shares | US Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares granted							4,740,777	4,740,777
Number of restricted shares cancelled and forfeited							103,430	103,430
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares measured at fair value of ordinary shares | ¥ / shares			¥ 12.56		¥ 7.5		¥ 5.83
Share Options | 2015 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted			2,045,688	2,045,688
Share options granted exercise price | ¥ / shares			¥ 1.26
Share Options | US Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted			0	0	140,000	140,000	270,000	270,000
Share options granted exercise price | $ / shares				$ 0.1
Share options granted expiration period			10 years	10 years
Fully vested share options			500,000	500,000	0	0	900,000	900,000
Share Options | US Plan | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights percentage			25.00%	25.00%
Share Options | US Plan | Second Anniversary from Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights percentage			25.00%	25.00%
Share Options | US Plan | Third Anniversary from Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights percentage			25.00%	25.00%
Share Options | US Plan | Fourth Anniversary from Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rights percentage			25.00%	25.00%
Share Options | PRC Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | $				$ 0		$ 0		$ 0
Share options granted			1,545,688	1,545,688	925,235	925,235	5,061,622	5,061,622
Share options granted exercise price | $ / shares				$ 0
Share options granted expiration period			10 years	10 years
Share Options | Maximum | 2015 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares to be issued	14,328,358
Share Options | Maximum | US Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted exercise price | $ / shares				$ 0.99
Share Options | Minimum | US Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted exercise price | $ / shares				$ 0.79
Vesting period			4 years	4 years
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares held			2,298,775		1,176,050
Share-based compensation expense | ¥			¥ 62,787		¥ 57,735		¥ 55,991
Number of restricted shares granted			1,700,000	1,700,000
Recognized compensation expense service period			4 years	4 years
Non-vested shares measured at fair value of ordinary shares | ¥ / shares			¥ 11.38		¥ 5.96		¥ 5.4
Unrecognized compensation cost | ¥			¥ 25,021
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized			3 years 1 month 17 days	3 years 1 month 17 days
Number of shares cancelled or forfeited			577,275	577,275
Aggregate fair value of restricted shares | ¥			¥ 27,604
Weighted average grant date fair value | ¥ / shares			¥ 12.54		¥ 7.5		¥ 5.8
Founders | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of equal vesting monthly installments | Installment			24
Number of restricted shares held		45,567,164	22,783,582		34,175,373
Additional vesting period for restricted shares		48 months
Founders | Unvested Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥			¥ 51,463		¥ 50,842		¥ 37,188
Employees | Restricted Shares | US Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares granted	4,740,777
Vesting rights, description			These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date.	These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date.
Employees | Restricted Shares | US Plan | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Vesting rights percentage	0.25%
Employees | Restricted Shares | US Plan | Annual Basis Ending on Fourth Anniversary of Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years
Vesting rights percentage	0.75%
Employees | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares granted			1,700,000	1,700,000	745,000	745,000	795,500	795,500
Vesting rights, description			These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date.	These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on an annual basis over a three-year period ending on the fourth anniversary of the grant date.
Employees | Restricted Stock Units | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			4 years	4 years
Vesting rights percentage			0.25%	0.25%
Employees | Restricted Stock Units | Annual Basis Ending on Fourth Anniversary of Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			3 years	3 years
Vesting rights percentage			0.75%	0.75%